4. Property and Equipment (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Depreciation expense	$ 22,466	$ 29,059	$ 68,833	$ 82,574